FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Contractual Maturity Analysis of Financial Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Loans And Interest	$ 256,678
Lease liabilities	7,973
Trade and other payables	16,042
Royalty payables	10,838	$ 0
Client liabilities	6,927	$ 0
Total financial liabilities	298,458
In 3 months [Member]
Disclosure of financial liabilities [line items]
Loans And Interest	3,103
Lease liabilities	0
Trade and other payables	16,042
Royalty payables	10,838
Client liabilities	6,927
Total financial liabilities	36,910
Between 3 months and 1 year [Member]
Disclosure of financial liabilities [line items]
Loans And Interest	9,413
Lease liabilities	1,150
Trade and other payables	0
Royalty payables	0
Client liabilities	0
Total financial liabilities	10,563
More than 1 year [Member]
Disclosure of financial liabilities [line items]
Loans And Interest	244,162
Lease liabilities	6,823
Trade and other payables	0
Royalty payables	0
Client liabilities	0
Total financial liabilities	$ 250,985